Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 48.2%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	13,500	$ 5,797,035

Air Freight & Logistics - 1.5%
United Parcel Service, Inc., Class B	72,000	10,216,800

Automobiles - 2.1%
Ford Motor Co.	600,000	7,032,000
General Motors Co.	175,000	6,790,000

		13,822,000

Banks - 0.8%
JPMorgan Chase & Co.	30,000	5,230,800

Beverages - 1.0%
PepsiCo, Inc.	40,000	6,741,200

Biotechnology - 3.2%
AbbVie, Inc.	60,000	9,864,000
Amgen, Inc.	20,000	6,285,200
Gilead Sciences, Inc.	62,500	4,891,250

		21,040,450

Capital Markets - 2.4%
Blackstone, Inc.	20,000	2,489,000
Goldman Sachs Group, Inc.	12,500	4,800,125
Morgan Stanley	96,872	8,451,113

		15,740,238

Consumer Staples Distribution & Retail - 0.8%
Target Corp.	40,000	5,563,200

Electric Utilities - 0.9%
Duke Energy Corp.	62,500	5,989,375

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.	22,500	6,586,200

Insurance - 2.7%
American International Group, Inc.	70,000	4,865,700
MetLife, Inc.	100,000	6,932,000
Prudential Financial, Inc.	60,000	6,295,800

		18,093,500

Interactive Media & Services - 3.4%
Alphabet, Inc., Class C (A)	157,500	22,333,500

IT Services - 2.0%
International Business Machines Corp.	71,000	13,039,860

Life Sciences Tools & Services - 0.1%
Fortrea Holdings, Inc. (A)	12,871	398,486

Multi-Utilities - 0.3%
Dominion Energy, Inc.	50,000	2,286,000

Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	55,000	8,108,650
Devon Energy Corp.	40,000	1,680,800
Diamondback Energy, Inc.	12,500	1,921,750
Exxon Mobil Corp.	40,000	4,112,400
ONEOK, Inc.	40,000	2,730,000

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	15,000	$ 3,447,450
Williams Cos., Inc.	75,000	2,599,500

		24,600,550

Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	135,000	6,597,450
Johnson & Johnson	75,000	11,917,500
Merck & Co., Inc.	125,000	15,097,500
Pfizer, Inc.	144,180	3,904,395

		37,516,845

Residential REITs - 1.0%
AvalonBay Communities, Inc.	37,500	6,712,875

Retail REITs - 0.8%
Realty Income Corp.	100,000	5,439,000

Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	9,000	10,620,000
QUALCOMM, Inc.	30,000	4,455,300
Texas Instruments, Inc.	25,000	4,003,000

		19,078,300

Software - 4.4%
Microsoft Corp.	53,250	21,171,135
Oracle Corp.	75,000	8,377,500

		29,548,635

Specialized REITs - 1.8%
Equinix, Inc.	10,800	8,961,516
Public Storage	10,000	2,831,900

		11,793,416

Specialty Retail - 1.2%
Home Depot, Inc.	5,000	1,764,800
Lowe’s Cos., Inc.	29,975	6,379,879

		8,144,679

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	102,500	18,901,000

Tobacco - 0.9%
Philip Morris International, Inc.	65,000	5,905,250

Total Common Stocks (Cost $251,953,160)		320,519,194

PREFERRED STOCKS - 3.4%
Banks - 0.3%
Citigroup, Inc.,
Series J, 3-Month Term SOFR + 4.30%, 9.63% (B) (C)	10,864	283,225
Dime Community Bancshares, Inc., 5.50%	89,412	1,640,710

		1,923,935

Capital Markets - 0.2%
Morgan Stanley,
Series P, 6.50%	60,000	1,599,600

Commercial Services & Supplies - 0.3%
Triton International Ltd.,
Series E, 5.75% (C)	100,000	2,090,000

Transamerica Funds	Page 1

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Insurance - 1.0%
Allstate Corp.,
Series J, 7.38%	30,000	$ 816,600
Aspen Insurance Holdings Ltd., 5.63% (C)	20,000	417,600
Athene Holding Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (B)	35,000	832,300
Enstar Group Ltd.,
Series E, 7.00%	50,000	1,242,500
F&G Annuities & Life, Inc., 7.95% (A)	97,000	2,550,130
Reinsurance Group of America, Inc.,
Fixed until 10/15/2027, 7.13% (B)	40,000	1,050,400

		6,909,530

Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (B)	49,300	1,197,497
Annaly Capital Management, Inc.,
Series F, 3-Month Term SOFR + 5.25%, 10.58% (B)	40,784	1,040,808
Dynex Capital, Inc.,
Series C, Fixed until 04/15/2025, 6.90% (B)	23,300	551,977
New York Mortgage Trust, Inc.,
Series F, Fixed until 10/15/2026, 6.88% (B)	120,000	2,331,600
Rithm Capital Corp.,
Series D, Fixed until 11/15/2026, 7.00% (B)	65,000	1,487,850
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (B)	7,243	157,535

		6,767,267

Real Estate Management & Development - 0.1%
Brookfield Property Partners LP,
Series A-1, 6.50%	39,500	528,905

Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.,
Series VV, 6.00% (C)	123,000	2,028,270
U.S. Cellular Corp., 5.50%	60,100	1,112,451

		3,140,721

Total Preferred Stocks (Cost $26,537,761)		22,959,958

	Principal	Value
CORPORATE DEBT SECURITIES - 47.0%
Aerospace & Defense - 0.3%
Rolls-Royce PLC
5.75%, 10/15/2027 (D)	$ 2,050,000	2,055,845

Air Freight & Logistics - 0.2%
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,210,540

Automobile Components - 1.8%
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (D)	1,575,000	1,572,149
8.50%, 05/15/2027 (D)	1,250,000	1,254,844

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobile Components (continued)
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	$ 5,200,000	$ 5,174,000
Dana, Inc.
5.38%, 11/15/2027	1,750,000	1,707,825
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029 (C)	1,500,000	1,403,053
7.00%, 03/15/2028	876,000	881,374

		11,993,245

Automobiles - 0.6%
Ford Motor Credit Co. LLC
6.80%, 11/07/2028	1,600,000	1,670,476
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (D)	1,750,000	1,720,520
Winnebago Industries, Inc.
6.25%, 07/15/2028 (D)	525,000	516,284

		3,907,280

Banks - 0.9%
Associated Banc-Corp.
4.25%, 01/15/2025 (C)	2,974,000	2,911,031
Citigroup, Inc.
Fixed until 11/15/2028 (E), 7.63% (B) (C)	1,000,000	1,023,996
Freedom Mortgage Corp.
6.63%, 01/15/2027 (D)	1,000,000	960,490
7.63%, 05/01/2026 (D)	1,350,000	1,344,507

		6,240,024

Broadline Retail - 0.4%
Dillard’s, Inc.
7.00%, 12/01/2028	230,000	237,731
7.75%, 07/15/2026	1,150,000	1,190,747
Macy’s Retail Holdings LLC
5.88%, 04/01/2029 (C) (D)	900,000	873,000

		2,301,478

Building Products - 1.1%
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (D)	1,150,000	1,087,707
Builders FirstSource, Inc.
5.00%, 03/01/2030 (D)	2,000,000	1,917,574
JELD-WEN, Inc.
4.88%, 12/15/2027 (C) (D)	2,400,000	2,278,564
Patrick Industries, Inc.
4.75%, 05/01/2029 (C) (D)	2,400,000	2,201,701

		7,485,546

Capital Markets - 3.0%
AG Issuer LLC
6.25%, 03/01/2028 (D)	1,000,000	985,840
Ares Capital Corp.
7.00%, 01/15/2027	4,275,000	4,385,629
Blackstone Private Credit Fund
7.05%, 09/29/2025	5,315,000	5,411,378
FS KKR Capital Corp.
7.88%, 01/15/2029	1,550,000	1,643,787
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	2,000,000	1,798,880
MidCap Financial Investment Corp.
5.25%, 03/03/2025	1,500,000	1,470,772
StoneX Group, Inc.
8.63%, 06/15/2025 (D)	3,950,000	3,991,554

		19,687,840

Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 1.1%
Chemours Co.
5.75%, 11/15/2028 (C) (D)	$ 2,495,000	$ 2,351,832
Methanex Corp.
5.13%, 10/15/2027	2,175,000	2,098,578
5.25%, 12/15/2029	3,316,000	3,167,521

		7,617,931

Commercial Services & Supplies - 3.1%
Alta Equipment Group, Inc.
5.63%, 04/15/2026 (D)	3,342,000	3,207,740
Cimpress PLC
7.00%, 06/15/2026	1,500,000	1,477,500
CoreCivic, Inc.
8.25%, 04/15/2026 (C)	2,225,000	2,280,625
Enpro, Inc.
5.75%, 10/15/2026	3,594,000	3,564,385
Garda World Security Corp.
9.50%, 11/01/2027 (C) (D)	2,250,000	2,255,846
GEO Group, Inc.
10.50%, 06/30/2028	1,500,000	1,526,219
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026 (D)	2,000,000	1,999,807
Stena International SA
6.13%, 02/01/2025 (D)	300,000	300,000
Upbound Group, Inc.
6.38%, 02/15/2029 (C) (D)	3,675,000	3,503,819
Williams Scotsman, Inc.
4.63%, 08/15/2028 (D)	805,000	756,530

		20,872,471

Construction & Engineering - 2.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
6.25%, 09/15/2027 (D)	1,300,000	1,263,097
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/2026 (D)	362,000	356,863
Forestar Group, Inc.
5.00%, 03/01/2028 (D)	5,000,000	4,750,000
Installed Building Products, Inc.
5.75%, 02/01/2028 (C) (D)	4,801,000	4,711,452
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,129,662

		13,211,074

Construction Materials - 1.6%
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (D)	4,850,000	4,847,042
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (D)	3,765,000	3,617,412
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 03/15/2027 (D)	2,208,000	2,197,034
7.25%, 01/15/2031 (D)	150,000	155,962

		10,817,450

Consumer Finance - 1.2%
Enova International, Inc.
8.50%, 09/15/2025 (D)	1,800,000	1,779,410
Navient Corp.
5.50%, 03/15/2029	1,200,000	1,083,819
PRA Group, Inc.
5.00%, 10/01/2029 (C) (D)	1,300,000	1,048,729
7.38%, 09/01/2025 (D)	2,000,000	2,003,120

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
World Acceptance Corp.
7.00%, 11/01/2026 (C) (D)	$ 2,475,000	$ 2,290,383

		8,205,461

Consumer Staples Distribution & Retail - 1.9%
Arko Corp.
5.13%, 11/15/2029 (D)	3,475,000	3,036,072
Performance Food Group, Inc.
5.50%, 10/15/2027 (D)	3,074,000	3,017,622
United Natural Foods, Inc.
6.75%, 10/15/2028 (C) (D)	5,125,000	4,305,000
US Foods, Inc.
6.88%, 09/15/2028 (D)	2,300,000	2,361,157

		12,719,851

Containers & Packaging - 0.5%
Berry Global, Inc.
5.63%, 07/15/2027 (C) (D)	3,000,000	2,974,743

Distributors - 0.7%
G-III Apparel Group Ltd.
7.88%, 08/15/2025 (C) (D)	4,775,000	4,787,696

Diversified Consumer Services - 0.9%
Matthews International Corp.
5.25%, 12/01/2025 (D)	3,205,000	3,134,204
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,612,625

		5,746,829

Diversified REITs - 0.5%
Rithm Capital Corp.
6.25%, 10/15/2025 (D)	1,300,000	1,284,803
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 04/15/2028 (D)	2,500,000	2,130,200

		3,415,003

Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc.
5.13%, 12/15/2026 (C) (D)	2,500,000	1,581,250

Electric Utilities - 0.4%
Drax Finco PLC
6.63%, 11/01/2025 (C) (D)	1,871,000	1,857,716
TransAlta Corp.
7.75%, 11/15/2029 (C)	864,000	903,194

		2,760,910

Electrical Equipment - 0.2%
WESCO Distribution, Inc.
7.25%, 06/15/2028 (D)	1,000,000	1,028,018

Energy Equipment & Services - 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (C) (D)	1,500,000	1,477,500

Financial Services - 2.5%
Ally Financial, Inc.
Fixed until 05/15/2028 (E), 4.70% (B)	2,250,000	1,710,000
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (D)	2,500,000	2,412,988
9.25%, 07/01/2031 (D)	4,750,000	4,953,300
Coinbase Global, Inc.
3.63%, 10/01/2031 (D)	1,250,000	938,848

Transamerica Funds	Page 3

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Credit Acceptance Corp.
6.63%, 03/15/2026 (C)	$ 3,750,000	$ 3,749,392
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 7.19% (B), 12/21/2065 (D)	900,000	695,217
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/2028 (D)	2,500,000	2,268,813

		16,728,558

Food Products - 1.4%
B&G Foods, Inc.
5.25%, 09/15/2027 (C)	2,958,000	2,668,492
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (D)	3,000,000	2,799,831
Post Holdings, Inc.
5.50%, 12/15/2029 (D)	4,000,000	3,866,559

		9,334,882

Ground Transportation - 0.3%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (D)	250,000	242,299
9.75%, 08/01/2027 (D)	1,750,000	1,813,641

		2,055,940

Health Care Providers & Services - 0.4%
AdaptHealth LLC
5.13%, 03/01/2030 (D)	3,000,000	2,355,000

Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	1,000,000	959,984

Hotels, Restaurants & Leisure - 4.5%
Carnival Corp.
5.75%, 03/01/2027 (D)	1,700,000	1,677,005
10.50%, 06/01/2030 (D)	3,227,000	3,543,252
Cinemark USA, Inc.
5.88%, 03/15/2026 (D)	2,700,000	2,675,268
Light & Wonder International, Inc.
7.00%, 05/15/2028 (D)	2,504,000	2,525,334
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (D)	1,500,000	1,434,863
6.50%, 05/15/2027 (D)	2,388,000	2,412,582
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028 (C)	4,950,000	4,554,000
NCL Corp. Ltd.
5.88%, 03/15/2026 (D)	1,800,000	1,756,125
8.13%, 01/15/2029 (D)	1,800,000	1,889,476
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/2025 (D)	1,000,000	1,004,984
Travel & Leisure Co.
6.60%, 10/01/2025 (C)	3,450,000	3,493,850
VOC Escrow Ltd.
5.00%, 02/15/2028 (D)	3,366,000	3,214,197

		30,180,936

Household Products - 0.2%
Central Garden & Pet Co.
5.13%, 02/01/2028	1,141,000	1,104,265

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.5%
Kuvare US Holdings, Inc.
Fixed until 05/01/2026, 7.00% (B), 02/17/2051 (D)	$ 1,500,000	$ 1,518,750
SBL Holdings, Inc.
Fixed until 11/13/2026 (E), 6.50% (B) (D)	2,500,000	1,581,527

		3,100,277

Internet & Catalog Retail - 0.4%
TripAdvisor, Inc.
7.00%, 07/15/2025 (C) (D)	2,303,000	2,308,504

IT Services - 0.6%
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	1,968,739
Unisys Corp.
6.88%, 11/01/2027 (C) (D)	2,000,000	1,812,500

		3,781,239

Leisure Products - 0.4%
Mattel, Inc.
5.88%, 12/15/2027 (D)	1,400,000	1,404,945
Vista Outdoor, Inc.
4.50%, 03/15/2029 (C) (D)	1,520,000	1,482,000

		2,886,945

Machinery - 0.5%
GrafTech Finance, Inc.
4.63%, 12/15/2028 (D)	750,000	486,129
Regal Rexnord Corp.
6.30%, 02/15/2030 (D)	2,549,000	2,618,356

		3,104,485

Media - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030 (D)	2,000,000	1,738,014
Light & Wonder International, Inc.
7.50%, 09/01/2031 (D)	4,500,000	4,682,583
Nexstar Media, Inc.
4.75%, 11/01/2028 (C) (D)	2,986,000	2,735,023

		9,155,620

Metals & Mining - 1.3%
ATI, Inc.
5.88%, 12/01/2027 (C)	4,002,000	3,922,727
Carpenter Technology Corp.
7.63%, 03/15/2030	250,000	258,575
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (C)	1,000,000	992,434
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (D)	3,797,000	3,417,300

		8,591,036

Mortgage Real Estate Investment Trusts - 0.5%
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (D)	3,500,000	3,237,500

Oil, Gas & Consumable Fuels - 2.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.63%, 12/15/2025 (D)	1,310,000	1,322,300

Transamerica Funds	Page 4

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	$ 2,725,000	$ 2,757,002
Hess Midstream Operations LP
5.13%, 06/15/2028 (D)	1,000,000	970,162
Murphy Oil Corp.
6.38%, 07/15/2028 (C)	1,230,000	1,232,919
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (D)	2,000,000	2,031,132
ONEOK Partners LP
6.85%, 10/15/2037	1,000,000	1,092,964
Permian Resources Operating LLC
5.88%, 07/01/2029 (D)	2,250,000	2,211,692
9.88%, 07/15/2031 (D)	1,750,000	1,938,125
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/2028	1,190,000	1,180,806
7.00%, 09/15/2028 (D)	1,850,000	1,890,848
Valero Energy Corp.
8.75%, 06/15/2030	300,000	360,649

		16,988,599

Passenger Airlines - 1.0%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (D)	2,100,000	2,103,378
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/2025 (C) (D)	4,940,000	3,223,350
United Airlines, Inc.
4.63%, 04/15/2029 (D)	1,726,000	1,598,593

		6,925,321

Personal Care Products - 0.4%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (D)	3,000,000	2,934,270

Pharmaceuticals - 0.1%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (D)	1,100,000	622,485

Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/2030 (D)	1,141,600	1,031,721

Software - 0.7%
ACI Worldwide, Inc.
5.75%, 08/15/2026 (D)	600,000	593,050
Concentrix Corp.
6.60%, 08/02/2028 (C)	3,990,000	4,099,581

		4,692,631

Specialized REITs - 0.4%
Iron Mountain, Inc.
4.88%, 09/15/2027 (D)	3,050,000	2,947,426

Specialty Retail - 2.4%
Abercrombie & Fitch Management Co.
8.75%, 07/15/2025 (D)	1,000,000	1,015,487
Academy Ltd.
6.00%, 11/15/2027 (C) (D)	5,150,000	5,088,143
Bath & Body Works, Inc.
6.69%, 01/15/2027	1,000,000	1,013,506
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028 (D)	3,900,000	3,643,525

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/01/2025	$ 3,275,000	$ 3,248,232
Sonic Automotive, Inc.
4.63%, 11/15/2029 (D)	2,500,000	2,261,769

		16,270,662

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	405,000	499,014
Western Digital Corp.
4.75%, 02/15/2026	1,113,000	1,085,737

		1,584,751

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.
4.25%, 03/15/2029 (C) (D)	4,000,000	3,620,000
Tapestry, Inc.
7.70%, 11/27/2030	1,800,000	1,906,128

		5,526,128

Transportation Infrastructure - 0.4%
GN Bondco LLC
9.50%, 10/15/2031 (C) (D)	2,600,000	2,564,250

Total Corporate Debt Securities (Cost $324,222,902)		313,071,400

	Shares	Value
OTHER INVESTMENT COMPANY - 6.9%
Securities Lending Collateral - 6.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	45,768,902	45,768,902

Total Other Investment Company (Cost $45,768,902)		45,768,902

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.50% (F), dated 01/31/2024, to be repurchased at $4,603,087 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $4,694,834.	$ 4,602,767	4,602,767

Total Repurchase Agreement (Cost $4,602,767)		4,602,767

Total Investments (Cost $653,085,492)		706,922,221
Net Other Assets (Liabilities) - (6.2)%		(41,375,108)

Net Assets - 100.0%		$ 665,547,113

Transamerica Funds	Page 5

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$320,519,194	$—	$—	$320,519,194
Preferred Stocks	22,959,958	—	—	22,959,958
Corporate Debt Securities	—	313,071,400	—	313,071,400
Other Investment Company	45,768,902	—	—	45,768,902
Repurchase Agreement	—	4,602,767	—	4,602,767

Total Investments	$389,248,054	$317,674,167	$—	$706,922,221

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $45,195,562, collateralized by cash collateral of $45,768,902 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $371,850. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $216,247,057, representing 32.5% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Rates disclosed reflect the yields at January 31, 2024.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 6

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Asset Income (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 7